CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (46,537)	$ 47,017	$ 34,289
Other Comprehensive income (loss):
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	1,228	(1,181)	(2,076)
Currency translation adjustments	860	(1,733)	(861)
Net change in respect of securities available for sale			574
Other Comprehensive income (loss)	2,088	(2,914)	(2,363)
Comprehensive income (loss) attributable to the non-controlling interests
Total Comprehensive Income (loss) attributable to Orbotech Ltd.	$ (44,449)	$ 44,103	$ 31,926